Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Equity (IU) Fund
Class Name	Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
[1]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Emerging Market Core Equity (IU) Fund returned 10.67%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection within:
↑	The financials sector and overweight positions in banking companies, including Shinhan Financials Group, Hana Financial Group and KB Financials Group
↑	The industrials sector and underweight positions in electrical equipment companies, including Ecopro, LG Energy Solutions and POSCO Future M
↑	The materials sector including an underweight position in chemicals company LG Chem

Top detractors from performance:
Stock selection within:
↓	The consumer discretionary sector, notably overweight positions in automobile companies Li Auto and Yadea Group
↓	The health care sector and overweight positions in pharmaceuticals companies, including CSPC Pharmaceutical Group
↓	The information technology sector, notably underweight positions in semiconductor companies MediaTek and SK Hynix

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (9/30/2019)
Class A	10.67	4.39
MSCI All Country World ex-US Index-NR	9.75	6.64
MSCI Emerging Markets Index	6.68	4.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 139,280,741
Holdings Count | $ / shares	221	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	69.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$139,280,741
Total Number of Portfolio Holdings*	221
Total Management Fee Paid	$0
Portfolio Turnover Rate	69.43%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Core Equity (IU) Fund
Class Name	Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
[3]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin International Core Equity (IU) Fund returned 14.79%. The Fund compares its performance to the MSCI EAFE Index, which returned 11.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection and overweight positions in:
↑	Banking stocks, including UniCredit, Sumitomo Mitsui Financial Group and Banco Bilbao Vizcaya Argentaria within the financials sector
↑	Electrical, machinery and industrial stocks, including Hitachi, Wartsila Oyj and Atlas Copco within the industrials sector
↑	Pharmaceuticals stocks Novo Nordisk and Otsuka Holdings within the health care sector

Top detractors from performance:
Stock selection in:
↓	Information technology, notably overweight positions in semiconductor stocks STMicroelectronics and SCREEN Holdings
↓	Materials, notably overweight positions in metals & mining stocks, including Pilbara Minerals, ArcelorMittal and Fortescue
↓	Underweight allocation to stocks within the financials sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (8/19/2019)
Class A	14.79	9.22
MSCI All Country World ex-US Index-NR	9.75	7.21
MSCI EAFE Index	11.76	8.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 941,318,260
Holdings Count | $ / shares	201	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$941,318,260
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$0
Portfolio Turnover Rate	59.10%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Equity (IU) Fund
Class Name	Class A
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
[5]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin U.S. Core Equity (IU) Fund returned 26.88%. The Fund compares its performance to the S&P 500 Index, which returned 22.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection within:
↑	Information technology sector, notably semiconductor companies NVIDA, Applied Materials and KLA
↑
Consumer discretionary sector, notably an underweight allocation to select companies within the hospitality sector, including McDonald’s and Starbucks as well as an underweight position in Nike, a sporting goods retailer

↑	Health care sector, notably underweight positions in certain pharmaceutical companies, including Johnson & Johnson, Pfizer and Bristol-Myers Squibb

Top detractors from performance:
Stock selection within:
↓	Financials sector, notably underweight positions in banking companies, including Citigroup, Goldman Sachs and Wells Fargo
↓	Materials sector, notably overweight positions in chemicals companies, including CF Industries
↓	An overweight allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (8/19/2019)
Class A	26.88	15.78
Russell 3000 Index	21.07	14.87
S&P 500 Index	22.15	15.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 2,022,210,724
Holdings Count | $ / shares	182	[6]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,022,210,724
Total Number of Portfolio Holdings*	182
Total Management Fee Paid	$0
Portfolio Turnover Rate	76.33%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.